FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03737

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Advisor Series IV

Fund Name: Fidelity Real Estate High Income Fund

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: NOVEMBER 30

DATE OF REPORTING PERIOD: 06/30/2006

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Advisor Series IV

BY:  /s/ CHRISTINE REYNOLDS*
CHRISTINE REYNOLDS, PRESIDENT AND TREASURER
DATE: 08/10/2006 10:00:58 AM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 31, 2006 AND FILED HEREWITH.

EXHIBIT A

VOTE SUMMARY REPORT
Fidelity Real Estate High Income Fund
07/01/2005 - 06/30/2006

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: ACCREDITED MORTGAGE LOAN REIT TRUST MEETING DATE: 06/08/2006
TICKER: AHHPRA SECURITY ID: 00438G205
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT JAMES A. KONRATH AS A DIRECTOR	Management	For	For
1.2	ELECT JAMES H. BERGLUND AS A DIRECTOR	Management	For	For
1.3	ELECT GARY M. ERICKSON AS A DIRECTOR	Management	For	For
1.4	ELECT BOWERS W. ESPY AS A DIRECTOR	Management	For	For
1.5	ELECT JODY A. GUNDERSON AS A DIRECTOR	Management	For	For
1.6	ELECT JOSEPH J. LYDON AS A DIRECTOR	Management	For	For
1.7	ELECT RICHARD T. PRATT, DBA AS A DIRECTOR	Management	For	For
2	TO RATIFY THE APPOINTMENT OF GRANT THORNTON LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31, 2006.	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: NEW CENTURY FINANCIAL CORPORATION MEETING DATE: 05/10/2006
TICKER: NEW SECURITY ID: 6435EV108
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT ROBERT K. COLE AS A DIRECTOR	Management	For	For
1.2	ELECT DAVID EINHORN AS A DIRECTOR	Management	For	For
1.3	ELECT DONALD E. LANGE AS A DIRECTOR	Management	For	For
1.4	ELECT WILLIAM J. POPEJOY AS A DIRECTOR	Management	For	For
2	TO APPROVE THE AMENDMENT TO THE NEW CENTURY FINANCIAL CORPORATION 2004 PERFORMANCE INCENTIVE PLAN, AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Management	For	Against
3	TO APPROVE THE AMENDMENT TO NEW CENTURY FINANCIAL CORPORATION S CHARTER TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF PREFERRED STOCK, AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Management	For	Against
4	TO APPROVE THE AMENDMENT TO NEW CENTURY FINANCIAL CORPORATION S CHARTER TO MAKE CERTAIN CHANGES TO THE RESTRICTIONS ON TRANSFER AND OWNERSHIP OF CAPITAL STOCK, AS MORE FULLY DESCRIBED IN THE PROXY STATEMENT.	Management	For	Against
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: NEW PLAN EXCEL REALTY TRUST, INC. MEETING DATE: 05/16/2006
TICKER: NXLRZ SECURITY ID: 648053700
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	ELECT IRWIN ENGELMAN AS A DIRECTOR	Management	For	For
1.2	ELECT H. CARL MCCALL AS A DIRECTOR	Management	For	For
1.3	ELECT MELVIN NEWMAN AS A DIRECTOR	Management	For	For
1.4	ELECT GLENN J. RUFRANO AS A DIRECTOR	Management	For	For
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VIII

Fidelity California Municipal Trust

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Financial Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity School Street Trust

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2006.

WITNESS my hand on this 31st of July 2006.

/s/ Christine Reynolds

Christine Reynolds

Treasurer